Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance, beginning of year at Dec. 31, 2022			$ 494	$ 585	$ 1,893	$ 15,721	$ (2,802)
Redemption of Serial Preferred Shares, Series B	[1]		0
Treasury shares purchased				(1)	(3)	(137)
Net restricted equity awards issued/vested				1	(1)
Amortization of equity-based compensation					121
Reinvested dividends on restricted stock units					3	(3)
Net income		$ 3,903				3,903
Cash dividends declared on common shares	[1]					(673)
Cash dividends declared on Serial Preferred shares, Series B	[1]					(30)
Other, net						20
Other comprehensive income (loss)		1,186					1,186
Balance, end of year at Dec. 31, 2023		20,277	494	585	2,013	18,801	(1,616)
Redemption of Serial Preferred Shares, Series B	[1]		(494)
Treasury shares purchased				(1)	(2)	(131)
Net restricted equity awards issued/vested				2	(2)
Amortization of equity-based compensation					122
Reinvested dividends on restricted stock units					14	(14)
Net income		8,480				8,480
Cash dividends declared on common shares	[1]					(2,869)
Cash dividends declared on Serial Preferred shares, Series B	[1]					(8)
Other, net						24
Other comprehensive income (loss)		193					193
Balance, end of year at Dec. 31, 2024		25,591	0	586	2,145	24,283	(1,423)
Redemption of Serial Preferred Shares, Series B	[1]		0
Treasury shares purchased				(1)	(3)	(162)
Net restricted equity awards issued/vested				1	(1)
Amortization of equity-based compensation					132
Reinvested dividends on restricted stock units					34	(34)
Net income		11,308				11,308
Cash dividends declared on common shares	[1]					(8,146)
Cash dividends declared on Serial Preferred shares, Series B	[1]					0
Other, net						78
Other comprehensive income (loss)		1,526					1,526
Balance, end of year at Dec. 31, 2025		$ 30,323	$ 0	$ 586	$ 2,307	$ 27,327	$ 103

[1]	See Note 14 – Dividends for further discussion.